Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Revenue
Schedule of revenue by segment

	Year ended March 31,
	2018 (i)	2019	2020

	(in millions of RMB)
Core commerce:
China commerce retail (ii)
- Customer management	114,285	145,684	175,396
- Commission	46,525	61,847	71,086
- Others (iii)	15,749	40,084	86,268
	176,559	247,615	332,750
China commerce wholesale (iv)	7,164	9,988	12,427
International commerce retail (v)	14,216	19,558	24,323
International commerce wholesale (vi)	6,625	8,167	9,594
Cainiao logistics services (vii)	6,759	14,885	22,233
Local consumer services (viii)	—	18,058	25,440
Others	2,697	5,129	9,337
Total core commerce	214,020	323,400	436,104
Cloud computing (ix)	13,390	24,702	40,016
Digital media and entertainment (x)	19,564	24,077	26,948
Innovation initiatives and others (xi)	3,292	4,665	6,643
Total	250,266	376,844	509,711

(i)	Revenue for the year ended March 31, 2018 has not been adjusted due to the adoption of ASC 606 under the modified retrospective method (Note 2(g)).
(ii)	Revenue from China commerce retail is primarily generated from the Company’s China retail marketplaces and includes revenue from customer management, sales of goods and commissions.
(iii)	“Others” revenue under China commerce retail is primarily generated by the Company’s New Retail and direct sales businesses, mainly Freshippo, Tmall Supermarket, direct import and Intime.
(iv)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and customer management.
(v)	Revenue from international commerce retail is primarily generated from Lazada and AliExpress and includes revenue from sales of goods, commissions, logistics services and customer management.
(vi)	Revenue from international commerce wholesale is primarily generated from Alibaba.com and includes membership fees and revenue from customer management.
(vii)	Revenue from Cainiao logistics services represents revenue from the domestic and international one-stop-shop logistics services and supply chain management solutions provided by Cainiao Network.
(viii)	Revenue from local consumer services primarily represents platform commissions, revenue from the provision of delivery services and other services provided by Ele.me.
(ix)	Revenue from cloud computing is primarily generated from the provision of services, such as elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, a machine learning platform and IoT services.

5.    Revenue (Continued)

(x)	Revenue from digital media and entertainment is primarily generated from Youku and UCWeb and includes revenue from customer management and membership fees.
(xi)	Revenue from innovation initiatives and others is primarily generated from businesses such as online games, Amap, Tmall Genie and other innovation initiatives. Other revenue also includes the SME Annual Fee received from Ant Group and its affiliates (Note 22).

Schedule of revenue by type

	Year ended March 31,
	2018 (i)	2019	2020

	(in millions of RMB)
Customer management services
P4P, in-feed and display marketing	119,822	151,654	177,613
Other customer management services	9,076	13,962	19,850
Total customer management services	128,898	165,616	197,463
Commission	52,411	81,086	100,129
Membership fees	13,823	19,139	22,846
Logistics services	6,759	23,397	33,942
Cloud computing services	13,390	24,702	40,016
Sales of goods	18,719	46,942	95,503
Other revenue (ii)	16,266	15,962	19,812
Total	250,266	376,844	509,711

(i)	Revenue for the year ended March 31, 2018 has not been adjusted due to the adoption of ASC 606 under the modified retrospective method (Note 2(g)).
(ii)	Other revenue includes other value-added services provided through various platforms and the SME Annual Fee received from Ant Group and its affiliates (Note 22).